EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus dated December 19, 2012, for Neuberger Berman Dynamic Real Return Fund, a series of Neuberger Berman Alternative Funds, which was filed with the Securities and Exchange Commission on December 19, 2012 (Accession No. 0000898432-12-001448) in definitive form.